Fair Value of Financial Instruments (Narrative) (Details)	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other commitment	$ 126,885,000	$ 90,713,000
Number of securities classified as Level 3 | security	0	1
Commitments to Extend Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other commitment	$ 127,508,000	$ 91,023,000